SCHEDULE OF ROLL FORWARD OF CONTINGENT SHARES (Details) - GBP (£)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Share-Based Payment Arrangement [Abstract]
Contingent shares, balance	1,385,392	1,974,208
Contingent shares, balance	77,018	44,100
Intrinsic value, balance
Contingent shares, balance	(219,069)
Contingent shares, balance	(49,948)	(30,271)
Contingent shares, balance	(45)	(2,054)
Contingent shares, balance	1,193,348	1,985,983
Intrinsic value, balance	£ 7,937,953	£ 43,373,869